Stock-Based Compensation - Stock option award activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of Shares
Balance at the beginning	7,210,610
Exercised	(397,376)
Forfeited/Cancelled	(376,450)
Stock options granted	4,989,875
Stock option awards balance at the end	11,426,659	7,210,610
Stock option awards exercisable at the end	3,166,298
Stock option awards not vested at the end	8,260,361
Stock option awards available for future grants at the end	427,838
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 0.34
Exercised (in dollars per share)	0.29
Forfeited/Cancelled (in dollars per share)	0.29
Granted (in dollars per share)	3.18
Balance at the ending (in dollars per share)	1.59	$ 0.34
Exercisable at the end (in dollars per share)	$ 0.32
Weighted Average Remaining Contractual Life (in years)
Balance at the end (in years)	8 years 5 months 19 days	8 years 2 months 19 days
Exercisable at the end (in years)	6 years 6 months 21 days